Summary of Significant Accounting Policies - Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended							1 Months Ended		3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Trademarks/brands	Sep. 30, 2010 Trademarks/brands	Sep. 30, 2011 Customer relationships	Sep. 30, 2010 Customer relationships	Sep. 30, 2011 Trademarks/brands	Jun. 30, 2011 Trademarks/brands	Sep. 30, 2010 Trademarks/brands
Finite-Lived and Indefinite-Lived, Intangible Assets
Amortization of intangible assets	$ 9.4	$ 9.4	$ 12.6	$ 12.7	$ 12.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012			12.6
2013			12.6
2014			12.4
2015			12.4
2016			12.4
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying amount						543.6	682.3
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross			244.9	244.9				153.9	153.9	91.0		91.0
Finite-Lived Intangible Assets, Accumulated Amortization			39.9	27.3				24.4	16.7	15.5		10.6
Finite-Lived Intangible Assets, Net			205.0	217.6				129.5	137.2	75.5		80.4
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Carrying amount, total			788.5	927.2
Other intangible assets, net			748.6	899.9
Indefinite-lived Intangible Assets, Impairment Losses										$ 106.6	$ 32.1	$ 19.4